UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22147

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST

(Exact name of registrant as specified in charter)

301 West Roosevelt Road, Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

Andrew Schlossberg
301 West Roosevelt Road
Wheaton, IL 60187

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-983-0903

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. CONSOLIDATED SCHEDULE OF INVESTMENTS.

The consolidated schedule of investments as of July 31, 2012 is set forth below.

PowerShares India Portfolio (PIN)
July 31, 2012 (Unaudited)

Number		Value
of Shares
	Common Stocks - 106.5%
	India - 106.5%
	Consumer Discretionary - 3.8%
21,976	Bosch, Ltd.	$3,528,408
555,717	Mahindra & Mahindra, Ltd.	6,952,552
788,907	Tata Motors, Ltd.	3,197,441
		13,678,401

	Consumer Staples - 9.3%
2,666,531	Hindustan Unilever, Ltd.	22,283,542
1,604,404	ITC, Ltd.	7,384,185
47,536	Nestlé India, Ltd.	3,826,411
		33,494,138

	Energy - 29.5%
461,857	Bharat Petroleum Corp., Ltd.	3,002,349
1,243,315	Cairn India, Ltd. (a)	7,457,017
1,304,439	Coal India, Ltd.	8,379,841
2,193,122	Indian Oil Corp., Ltd.	10,762,013
6,391,782	Oil & Natural Gas Corp., Ltd.	32,898,733
530,151	Oil India, Ltd.	4,735,630
2,896,256	Reliance Industries, Ltd.	38,524,338
		105,759,921

	Financial Services - 13.5%
259,085	Axis Bank, Ltd.	4,834,457
1,680,370	HDFC Bank, Ltd.	17,731,804
407,195	Housing Development Finance Corp.	5,023,875
574,555	ICICI Bank, Ltd.	9,868,832
1,577,124	Infrastructure Development Finance	3,784,413
	Co., Ltd.
201,684	State Bank of India	7,247,111
		48,490,492

	Health Care - 5.9%
767,719	Cipla, Ltd.	4,678,071
147,823	Dr. Reddy's Laboratories, Ltd.	4,290,105
347,318	Ranbaxy Laboratories, Ltd. (a)	3,088,195
758,855	Sun Pharmaceutical Industries, Ltd.	8,938,006
		20,994,377

	Industrials - 5.3%
179,628	ABB, Ltd.	2,554,385
1,062,613	Adani Ports & Special Economic Zone	2,293,831
928,891	Bharat Heavy Electricals, Ltd.	3,585,019
2,224,647	Jaiprakash Associates, Ltd.	2,913,492
175,447	Larsen & Toubro, Ltd.	4,285,922
287,037	Seimens, Ltd.	3,502,420
		19,135,069

	Information Technology - 17.5%
871,162	Infosys, Ltd.	34,667,330
60,009	Oracle Financial Sevices Software, Ltd. (a)	2,744,953
Number		Value
of Shares
	India (Continued)
	Information Technology (Continued)
682,882	Tata Consultancy Services, Ltd.	$15,225,907
1,634,924	Wipro, Ltd.	9,943,215
		62,581,405

	Materials - 9.8%
43,139	Asian Paints, Ltd.	2,821,308
3,857,070	Hindustan Zinc, Ltd.	8,236,817
657,469	Jindal Steel & Power, Ltd.	4,684,207
261,430	JSW Steel, Ltd.	3,137,812
1,615,583	NMDC, Ltd.	5,451,013
697,220	Sesa Goa, Ltd.	2,379,330
1,930,572	Steel Authority of India, Ltd.	2,976,793
1,518,795	Sterlite Industries India, Ltd.	2,913,104
331,084	Tata Steel, Ltd.	2,457,211
		35,057,595

	Telecommunication Services - 4.2%
2,401,626	Bharti Airtel, Ltd.	12,924,258
2,248,089	Reliance Communications, Ltd.	2,254,880
		15,179,138

	Utilities - 7.7%
493,277	GAIL India, Ltd.	3,133,588
6,738,583	NHPC, Ltd.	2,204,806
4,277,012	NTPC, Ltd.	12,029,219
1,894,503	Power Grid Corp. of India, Ltd.	4,042,054
375,682	Reliance Infrastructure, Ltd.	3,313,561
1,844,285	Reliance Power, Ltd. (a)	3,009,662
		27,732,890

	Total Common Stocks
	(Cost $352,635,866)	382,103,426
Principal
	Short-Term Instruments - 0.0%
	Time Deposit - 0.0%
$ 1,007	Brown Brothers Harriman & Co.
	0.03%, 8/01/12 (Cost $1,007)	1,007
	Total Investments-106.5%
	(Cost $352,636,873)	382,104,433
	Liabilities, less cash and other assets-(6.5)%	(23,273,000)
	Net Assets-100.0%	$358,831,433

Footnotes to the Consolidated Schedule of Investments:

(a)	Non-income producing security.
(b)
At July 31, 2012, the aggregate cost of investments for Federal income tax purposes was $352,636,873. The net unrealized appreciation was $29,467,560 which consisted of aggregate gross unrealized appreciation of $50,455,379 and aggregate gross unrealized depreciation of $20,987,819.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when the market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using unadjusted quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risks, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of risk of liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2012 the Fund had transfers of $21,998,401 from Level 1 to Level 2.  These transfers are attributable to fair valuation techniques being used on foreign equity investments.

Category	Level 1	Level 2	Level 3	Total
Common Stock:
Consumer Discretionary	$–	$13,678,401	$–	$13,678,401
Consumer Staples	–	33,494,138	–	33,494,138
Energy	–	105,759,921	–	105,759,921
Financial Services	–	48,490,492	–	48,490,492
Health Care	–	20,994,377	–	20,994,377
Industrials	–	19,135,069	–	19,135,069
Information Technology	–	62,581,405	–	62,581,405
Materials	–	35,057,595	–	35,057,595
Telecommunication Services	–	15,179,138	–	15,179,138
Utilities	–	27,732,890	–	27,732,890
Time Deposit	–	1,007	–	1,007
Total Investments	$–	$382,104,433	$–	$382,104,433

ITEM 2. CONTROLS AND PROCEDURES.

(a)  The registrant’s  President and  Treasurer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) within 90 days of filing date of this report and have concluded that these controls and procedures are effective.

(b)  There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PowerShares India Exchange-Traded Fund Trust

By: /s/ Andrew Schlossberg
Andrew Schlossberg
President
Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in capacities and on dates indicated.

By: /s/ Andrew Schlossberg
Andrew Schlossberg
President
Date: September 25, 2012

By:  /s/ Sheri L. Morris
Sheri L. Morris
Treasurer
Date: September 25, 2012